COMMITMENTS AND CONTINGENCIES (Details Narrative)																1 Months Ended					3 Months Ended							9 Months Ended		12 Months Ended
	Jul. 17, 2024 USD ($)	Jul. 01, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 03, 2024 shares	Feb. 29, 2024 USD ($)	Jan. 26, 2024 USD ($) shares	Aug. 22, 2023 USD ($)	Jun. 26, 2023 shares	Jun. 02, 2023 shares	May 23, 2023 shares	Oct. 06, 2022 USD ($)	Oct. 03, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 28, 2019 USD ($)	Jan. 04, 2018 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2012	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares		Mar. 31, 2024 USD ($) shares		Jun. 30, 2023 USD ($) shares		Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares		Sep. 30, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 11, 2022 USD ($)	Dec. 11, 2022 ILS (₪)	Jun. 10, 2021 USD ($)
Net sales royalty percenatge																												3.00%		3.00%
Gross proceeds from cash fee percentage												7.00%
Gross proceeds from management fee percentage												1.00%
Stock issued during period, value, new issues																						$ 2,022,000	[1]	$ 2,397,000	[2]	$ 6,558,000				$ 6,558,000	[3]	$ 4,324,000	[4]
Litigation settlement amount						$ 2,154,000
Settlement agreement liability																														2,211,000
Insurance recoverable																														1,335,000
Settlement amount recovery																														1,100,000
Legal expense																														235,000
Non operating loss on legal settlement																														1,111,000
New funds not raise																												$ 5,104,000	$ 6,558,000	6,558,000		4,324,000
Common Stock [Member]
Stock issued during period, value, new issues																						$ 16,000	[1]	$ 17,000	[2]	$ 35,000				$ 38,000	[3]	$ 8,000	[4]
Number of share issued | shares																						1,566,669	[1]	1,685,682	[2]	3,576,689	[2]			3,816,689	[3]	782,495	[4]
Joseph Mona [Member]
Purchase price of plaintiffs							$ 485,000						$ 485,000
Chief Executive Officer [Member]
Contingent cash bonus	$ 149,000		$ 149,000														$ 149,000		$ 149,000		$ 149,000	$ 149,000						149,000
Percentage of contingent cash bonus	50.00%																50.00%		50.00%
Chief Executive Officer [Member] | Forecast [Member]
New funds not raise																$ 10,000,000
Other Executives [Member]
Contingent cash bonus																	$ 61,000				61,000							61,000						₪ 230,736
New funds not raise	$ 3,000,000				$ 3,000,000
Chief Financial Officer And Chief Technology Officer [Member]
Contingent cash bonus																	61,000				$ 61,000							61,000
Device [Member]
Royalties percentage											3.00%
Integrated Product [Member]
Royalties percentage											1.50%
At-the-Market Offering Agreement [Member] | Common Stock [Member]
Sale of Stock, Consideration Received on Transaction		$ 4,820,000
Percentage of placement fee		3.00%
Number of share issued | shares																					685,800
Securities Purchase Agreement [Member]
Purchase price of plaintiffs																												$ 6,750,000		$ 6,750,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Number of share issued | shares				1,566,669				624,618	701,756	975,000
Cardio Sert [Member]
Aggregate amount																		$ 530,000
Litigation Settlement [Member]
Payment for litigation settlement						$ 1,100,000																		$ 1,100,000
Restricted common shares issued for legal settlement | shares						1,005,965
Insurance recovery amount																								$ 1,335,000
Litigation Settlement [Member] | Common Stock [Member]
Number of share issued | shares																								1,005,965				1,005,965
Minimum [Member] | Chief Executive Officer [Member]
New funds not raise			$ 3,000,000														6,000,000		$ 3,000,000
Maximum [Member] | Chief Executive Officer [Member]
Contingent cash bonus					$ 298,000
Israeli Innovation Authority [Member]
Grants receivable																	378,000				$ 378,000							$ 378,000		304					₪ 27,000	$ 83,000	₪ 300,000
Additional grant receivable																	447,000				447,000							$ 447,000		$ 447				₪ 1,620,000	₪ 1,620,000
Israeli Innovation Authority [Member] | Minimum [Member]
Net sales royalty percenatge																												3.00%		3.00%
Israeli Innovation Authority [Member] | Maximum [Member]
Net sales royalty percenatge																												5.00%		5.00%
Israeli Innovation Authority [Member] | CardioSert Ltd [Member]
Repayment of government grants															$ 530,000
Israeli Innovation Authority [Member] | Nitiloop [Member]
Repayment of government grants											$ 925,000
Technion Research and Development Foundation Limited [Member] | Minimum [Member]
Net sales royalty percenatge																				1.50%
Technion Research and Development Foundation Limited [Member] | Maximum [Member]
Net sales royalty percenatge																				3.00%
CardioSert Ltd [Member] | Technology [Member]
Payment to acquire intangible assets															$ 300,000
Number of common shares issued for acquisition | shares															6,738
Number of common shares issued for acquisition, value															$ 74,000
Buy back amount per patent | $ / shares															$ 1.00
Consulting fee description															Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS
Professional Fees															$ 40,000,000
Monthly consultation fee in USD | $ / shares															$ 11
Currency exchange rate, description															exchange rate of NIS 3.7 to the dollar)
CardioSert Ltd [Member] | Minimum [Member] | Technology [Member]
Investments															$ 2,000,000
H.C. Wainwright & Co. LLC [Member]
Professional Fees												$ 565,000
Warrant issued, descriptions												The Company has also agreed to issue to Wainwright or its designees preferred investment options upon the closing of such offerings, equal to five (5.0%) percent of the aggregate number of such shares of common stock in such offerings, including upon exercise for cash of any warrants issued to investors in such offering.
H.C. Wainwright & Co. LLC [Member] | At-the-Market Offering Agreement [Member]
Offering costs																																						$ 10,000,000
Stock issued during period, value, new issues											$ 8,000,000
H.C. Wainwright & Co. LLC [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Number of share issued | shares								31,231
Alliance Investment Management, Ltd. [Member]
Litigation settlement														$ 468,000
Ministry Of Economy [Member]
Grants receivable																	$ 50,000				$ 50,000							$ 50,000
2013 Through June 30, 2022 [Member] | Israeli Innovation Authority [Member]
Revenue grants received																														$ 1,804,000
Two Thousand Thirteen Through June Thirty Two Thousand Twenty Four [Member] | Israeli Innovation Authority [Member]
Revenue grants received																												$ 1,878,000

[1]	Net of issuance costs in the amount of approximately $328. See also Note 4B.
[2]	Net of issuance costs in the amount of approximately $333. See Note 4A.
[3]	Net of issuance costs in the amount of $1,075.
[4]	Net of issuance costs in the amount of $676.